LORD ABBETT MID CAP VALUE FUND INC
RISK/RETURN

Supplement dated February 28, 2012 to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated May 1, 2011

Effective March 31, 2012, the Lord Abbett Mid Cap Value Fund, Inc. will change its name to “Lord Abbett Mid Cap Stock Fund, Inc.” As of such date, all references to the term “Fund” or to “Lord Abbett Mid-Cap Value Fund” in the Summary Prospectus, Prospectus, and Statement of Additional Information shall mean and refer to “Lord Abbett Mid Cap Stock Fund.”

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2012
Registrant Name	dei_EntityRegistrantName	LORD ABBETT MID CAP VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000716788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011
LORD ABBETT MID CAP VALUE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Supplement [Text Block]	cik0000716788_SupplementTextBlock

Supplement dated February 28, 2012 to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated May 1, 2011

Effective March 31, 2012, the Lord Abbett Mid Cap Value Fund, Inc. will change its name to “Lord Abbett Mid Cap Stock Fund, Inc.” As of such date, all references to the term “Fund” or to “Lord Abbett Mid-Cap Value Fund” in the Summary Prospectus, Prospectus, and Statement of Additional Information shall mean and refer to “Lord Abbett Mid Cap Stock Fund.”